Summary of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Derivative [Line Items]
Notional amounts	$ 1,060,837
Interest Rate Cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	482,180
Interest Rate Swap | Amortizing
Derivative [Line Items]
Notional amounts	$ 578,657